Recently Issued Accounting Guidance	12 Months Ended
May 31, 2011
Recently Issued Accounting Guidance Abstract
Recently Issued Accounting Guidance

5. RECENTLY ISSUED ACCOUNTING GUIDANCE

Recently Adopted Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (“FASB”) issued an accounting standard (codified in December 2009 as Accounting Standards Update (“ASU”) No. 2009-17) that revises the guidance for consolidating variable-interest entities. The modifications include the elimination of the exemption for qualifying special purpose entities, a new approach for determining who should consolidate a variable-interest entity, and changes to when it is necessary to reassess consolidation of a variable-interest entity. Additionally, in February 2010, the FASB issued ASU No. 2010-10, “Amendments for Certain Investment Funds,” which clarified that related parties should be considered when evaluating service contracts for determining whether a decision maker or a service provider fee represents a variable interest. These standards became effective for Mosaic on June 1, 2010, adoption of which did not have a material impact on our Consolidated Financial Statements. Disclosures required by these standards are included in Note 13 of our Notes to Consolidated Financial Statements.

Pronouncements Issued But Not Yet Adopted

In October 2009, the FASB issued ASU No. 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements—a Consensus of the Emerging Issues Task Force,” that provides amendments to the criteria for separating consideration in multiple-deliverable arrangements. These amendments require companies to allocate revenue in arrangements involving multiple deliverables based on the estimated selling price of each deliverable, even though such deliverables are not sold separately either by the company itself or other vendors. This guidance eliminates the requirement that all undelivered elements must have objective and reliable evidence of fair value before a company can recognize the portion of the overall arrangement fee that is attributable to items that already have been delivered. This standard will be effective for us beginning in the first quarter of fiscal year 2012. We have evaluated the requirements of this standard and do not expect it to have a material impact on our Consolidated Financial Statements.

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements,” that requires entities to disclose separately significant transfers of assets and liabilities measured at fair value between Levels 1 and 2 of the fair value hierarchy, transfers into and out of Level 3, and the reasons for those transfers. This ASU also amends the reconciliation of the beginning and ending balances of Level 3 measurements to present information about purchases, sales, issuances and settlements on a gross basis. This standard became effective for Mosaic for the fiscal year ended May 31, 2010, except for the requirement to provide the Level 3 activity of purchases, sales, issuances and settlements on a gross basis, which will be effective for us beginning in the first quarter of fiscal 2012. As this standard impacts disclosure requirements only, the adoption of this additional guidance is not expected to have a material impact on our Consolidated Financial Statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” which is intended to create consistency between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments include clarification on the application of certain existing fair value measurement guidance and expanded disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This standard will be effective for our fiscal quarter beginning March 1, 2012. We are currently evaluating the requirements of this standard, but would not expect it to have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” which requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendment does not change what items are reported in other comprehensive income or the U.S. GAAP requirement to report reclassification of items from other comprehensive income to net income. This standard will be effective for our fiscal quarter beginning June 1, 2012 with retrospective application required. As this standard impacts presentation requirements only, the adoption of this guidance is not expected to have a material impact on our Consolidated Financial Statements.